SUPPLEMENT TO:
CALVERT SOCIAL INVESTMENT FUND
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund
STATEMENT OF ADDITIONAL INFORMATION
January 31, 2015, as revised October 30, 2015
Date of Supplement: November 12, 2015
Effective November 30, 2015, the statement of additional information is revised as follows:
Add the following under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Conservative Allocation Fund" on page 32 below the portfolio manager chart for Joshua Linder:
Calvert: John P. Nichols, CFA

Accounts Managed (not including Calvert Conservative Allocation Fund) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert: Vishal Khanduja, CFA

Accounts Managed (not including Calvert Conservative Allocation Fund) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$4,244,049,611	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Add the following under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Moderate Allocation Fund" on page 32 below the portfolio manager chart for Joshua Linder:
Calvert: John P. Nichols, CFA

Accounts Managed (not including Calvert Moderate Allocation Fund) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert: Vishal Khanduja, CFA

Accounts Managed (not including Calvert Moderate Allocation Fund) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$4,244,049,611	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Add the following under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Aggressive Allocation Fund" on page 33 below the portfolio manager chart for Joshua Linder:
Calvert: John P. Nichols, CFA

Accounts Managed (not including Calvert Aggressive Allocation Fund) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert: Vishal Khanduja, CFA

Accounts Managed (not including Calvert Aggressive Allocation Fund) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$4,244,049,611	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts" on page 33, delete the heading and replace it with the following:
Calvert: Joshua Linder, CFA; John P. Nichols, CFA; and Vishal Khanduja, CFA
Calvert Investment Management, Inc.:
Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Funds" on page 34, delete the heading that appears above the charts and replace it with the following:
Calvert: Joshua Linder, CFA; John P. Nichols, CFA; and Vishal Khanduja, CFA
Calvert Investment Management, Inc.:
Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Funds" on page 34, change the date in each chart heading to "October 31, 2015."
In the chart under “Portfolio Manager Disclosure – Securities Ownership of the Portfolio Managers of the Funds" on page 35, add the following information (headings added for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Calvert Conservative Allocation Fund	Calvert	John P. Nichols, CFA	None (as of 10/31/15)
		Vishal Khanduja, CFA	None (as of 10/31/15)

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Calvert Moderate Allocation Fund	Calvert	John P. Nichols, CFA	None (as of 10/31/15)
		Vishal Khanduja, CFA	None (as of 10/31/15)

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Calvert Aggressive Allocation Fund	Calvert	John P. Nichols, CFA	None (as of 10/31/15)
		Vishal Khanduja, CFA	None (as of 10/31/15)